COMMITMENTS AND CONTINGENCIES (Details)	Sep. 25, 2022 USD ($) D $ / shares shares	Jun. 09, 2022 USD ($)	Dec. 14, 2020 D item $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
COMMITMENTS AND CONTINGENCIES
Minimum percentage of founder share holders entitled to make demands			30.00%
Maximum number of demands for registration of securities | item			3
Deferred fee per unit				$ 0.35
Common stock, par value (in dollars per share)	$ 0.00001
Stock price trigger			$ 12.00
Income recognized from reduction of deferred underwriter fee | $		$ 9,660,000
Class A Common Stock
COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share)	0.0001			0.0001	$ 0.0001
Class B Common stock
COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Class C common stock
COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share)	$ 0.0001
Merger Agreement
COMMITMENTS AND CONTINGENCIES
Percentage of common stock distributed	100.00%
Maximum term for automatic conversion of stock following the closing of the Merger	180 days
Stock price trigger	$ 12.00
Threshold trading days | D	20		20
Threshold consecutive trading days | D	30		30
Threshold net tangible assets | $	$ 5,000,001
Threshold aggregate gross purchase price of any other purchase of shares | $	$ 9,500,000
Lock-up period			180 days
Merger Agreement | CXApp
COMMITMENTS AND CONTINGENCIES
Number of shares issuable upon merger | shares	6,900,000
Term of breach unable to be cured, or is not cured	30 days
Termination fee | $	$ 2,000,000.0
Percentage of shares not be subject to foregoing lock-up			22.00%
Merger Agreement | CXApp | Class A Common Stock
COMMITMENTS AND CONTINGENCIES
Percentage of stock as merger consideration	10.00%
Merger Agreement | CXApp | Class C common stock
COMMITMENTS AND CONTINGENCIES
Percentage of stock as merger consideration	90.00%
Separation Agreement | Inpixon | CXApp
COMMITMENTS AND CONTINGENCIES
Cash Contribution upon seperation | $	$ 10,000,000
Sponsor Support Agreement | Class A Common Stock
COMMITMENTS AND CONTINGENCIES
Minimum number of shares issuable to sponsor | shares			5,150,000
Sponsor Support Agreement | Class B Common stock
COMMITMENTS AND CONTINGENCIES
Number of shares exchanged | shares			6,150,000